Cover Page	Jul. 12, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2023
Entity Registrant Name	GoLogiq, Inc.
Entity Central Index Key	0001746278
Entity File Number	333-210544
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	85 Broad Street
Entity Address, Address Line Two	16-079
City Area Code	808
Local Phone Number	829-1057
Entity Address, Postal Zip Code	10004
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Entity Tax Identification Number	35-2618297